Schedule of Investments (unaudited)	iShares® MSCI Germany ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
MTU Aero Engines AG	34,841	$8,703,212
Rheinmetall AG	28,196	16,252,727
		24,955,939
Air Freight & Logistics — 2.8%
DHL Group, Registered	641,644	27,013,420

Automobile Components — 0.5%
Continental AG	71,346	4,862,552

Automobiles — 6.4%
Bayerische Motoren Werke AG	206,419	21,055,236
Mercedes-Benz Group AG	519,387	37,695,686
Volkswagen AG	19,236	2,758,192
		61,509,114
Banks — 1.2%
Commerzbank AG	682,388	11,586,524

Capital Markets — 4.7%
Deutsche Bank AG, Registered	1,226,631	20,411,701
Deutsche Boerse AG	122,989	24,508,824
		44,920,525
Chemicals — 5.4%
BASF SE	577,738	30,577,712
Covestro AG(a)(b)	122,147	6,581,167
Evonik Industries AG	165,903	3,654,596
Symrise AG, Class A	85,952	10,267,016
		51,080,491
Construction Materials — 1.0%
Heidelberg Materials AG	88,391	9,269,862

Diversified Telecommunication Services — 5.3%
Deutsche Telekom AG, Registered	2,098,060	51,012,858

Electrical Equipment — 1.1%
Siemens Energy AG(b)	388,051	10,567,107

Entertainment — 0.4%
CTS Eventim AG & Co. KGaA	40,392	3,479,889

Health Care Equipment & Supplies — 1.4%
Carl Zeiss Meditec AG, Bearer	26,143	2,418,374
Siemens Healthineers AG(a)	182,541	10,652,038
		13,070,412
Health Care Providers & Services — 1.5%
Fresenius Medical Care AG & Co. KGaA	132,812	5,665,005
Fresenius SE & Co. KGaA(b)	273,748	8,734,282
		14,399,287
Hotels, Restaurants & Leisure — 0.4%
Delivery Hero SE, Class A(a)(b)(c)	124,221	3,805,126

Household Products — 0.6%
Henkel AG & Co. KGaA	67,291	5,392,025

Independent Power and Renewable Electricity Producers — 1.6%
RWE AG	409,271	15,554,000

Industrial Conglomerates — 9.9%
Siemens AG, Registered	491,956	94,820,110

Insurance — 13.8%
Allianz SE, Registered	253,564	74,227,735
Hannover Rueck SE	39,032	9,703,691
Security	Shares	Value

Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	88,337	$44,053,473
Talanx AG(b)	42,003	3,350,435
		131,335,334
Interactive Media & Services — 0.4%
Scout24 SE(a)	48,232	3,628,176

IT Services — 0.3%
Bechtle AG	53,355	2,604,263

Life Sciences Tools & Services — 0.6%
Qiagen NV, NVS	143,787	6,156,121

Machinery — 2.7%
Daimler Truck Holding AG	346,258	14,815,060
GEA Group AG	100,396	4,202,939
Knorr-Bremse AG	46,664	3,593,732
Rational AG	3,311	2,825,496
		25,437,227
Multi-Utilities — 2.0%
E.ON SE	1,453,289	19,462,622

Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered	386,572	2,707,546

Personal Care Products — 1.1%
Beiersdorf AG	65,249	10,229,538

Pharmaceuticals — 3.6%
Bayer AG, Registered	635,933	19,564,580
Merck KGaA	83,660	15,205,200
		34,769,780
Real Estate Management & Development — 2.0%
LEG Immobilien SE	48,204	4,286,980
Vonovia SE(c)	474,595	14,919,182
		19,206,162
Semiconductors & Semiconductor Equipment — 3.6%
Infineon Technologies AG	845,336	34,200,980

Software — 13.3%
Nemetschek SE	37,146	3,413,527
SAP SE	675,940	123,263,290
		126,676,817
Specialty Retail — 0.4%
Zalando SE(a)(b)	145,898	3,874,943

Textiles, Apparel & Luxury Goods — 3.2%
adidas AG	104,864	26,558,937
Puma SE	68,288	3,546,328
		30,105,265
Trading Companies & Distributors — 0.6%
Brenntag SE	84,116	6,059,368

Total Common Stocks — 94.7%
(Cost: $1,135,519,771)		903,753,383

Preferred Stocks

Automobiles — 3.3%
Bayerische Motoren Werke AG, Preference
Shares, NVS	38,023	3,675,883
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	73,648	6,117,940
Porsche Automobil Holding SE, Preference
Shares, NVS	98,783	5,450,702

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Volkswagen AG, Preference Shares, NVS	133,479	$16,773,123
		32,017,648
Household Products — 1.0%
Henkel AG & Co. KGaA, Preference Shares, NVS	109,560	9,918,511

Life Sciences Tools & Services — 0.5%
Sartorius AG, Preference Shares, NVS	16,975	4,499,522

Total Preferred Stocks — 4.8%
(Cost: $78,652,459)		46,435,681

Total Long-Term Investments — 99.5%
(Cost: $1,214,172,230)		950,189,064

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	18,161,862	18,167,310
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	380,000	380,000

Total Short-Term Securities — 2.0%
(Cost: $18,548,761)		18,547,310

Total Investments — 101.5%
(Cost: $1,232,720,991)		968,736,374

Liabilities in Excess of Other Assets — (1.5)%		(14,173,414)

Net Assets — 100.0%		$954,562,960

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,273,035	$—	$(15,109,120	)(a)	$7,495	$(4,100)	$18,167,310	18,161,862	$31,333	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	680,000	—	(300,000	)(a)	—	—	380,000	380,000	12,559		—
					$7,495	$(4,100)	$18,547,310		$43,892		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	8	06/21/24	$4,051	$113,702

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$903,753,383	$—	$903,753,383
Preferred Stocks	—	46,435,681	—	46,435,681
Short-Term Securities
Money Market Funds	18,547,310	—	—	18,547,310
	$18,547,310	$950,189,064	$—	$968,736,374
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$113,702	$—	$113,702

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3